Exhibit 99.1

Hyundai Auto Receivables Trust 2024-B

Collection Period						June 2025
Distribution Date						07/15/25
Transaction Month						12
30/360 Days						30
Actual/360 Days						29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 10, 2024
Closing Date:		July 24, 2024

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,925,240,411.16	70,780	5.98%	56.70
Original Adj. Pool Balance:		$1,801,442,825.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$313,000,000.00	16.258%	5.47200%		August 15, 2025
Class A-2-A Notes	Fixed	$500,000,000.00	25.971%	5.15000%		June 15, 2027
Class A-2-B Notes	Floating	$160,000,000.00	8.311%	SOFR + 0.37%		June 15, 2027
Class A-3 Notes	Fixed	$615,000,000.00	31.944%	4.84000%		March 15, 2029
Class A-4 Notes	Fixed	$81,930,000.00	4.256%	4.74000%		September 16, 2030
Class B Notes	Fixed	$32,430,000.00	1.684%	5.04000%		September 16, 2030
Class C Notes	Fixed	$54,040,000.00	2.807%	5.29000%		October 15, 2031
Total Securities		$1,756,400,000.00	91.230%

Overcollateralization		$45,042,825.83	2.340%
YSOA		$123,797,585.33	6.430%
Total Original Pool Balance		$1,925,240,411.16	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2-A Notes		$307,253,152.16	0.6145063	$271,905,579.69	0.5438112	$35,347,572.48
Class A-2-B Notes		$98,321,008.69	0.6145063	$87,009,785.50	0.5438112	$11,311,223.19
Class A-3 Notes		$615,000,000.00	1.0000000	$615,000,000.00	1.0000000	$-
Class A-4 Notes		$81,930,000.00	1.0000000	$81,930,000.00	1.0000000	$-
Class B Notes		$32,430,000.00	1.0000000	$32,430,000.00	1.0000000	$-
Class C Notes		$54,040,000.00	1.0000000	$54,040,000.00	1.0000000	$-
Total Securities		$1,188,974,160.86	0.6769381	$1,142,315,365.19	0.6503731	$46,658,795.67

Weighted Avg. Coupon (WAC)		6.05%		6.05%
Weighted Avg. Remaining Maturity (WARM)		45.78		44.89
Pool Receivables Balance		$1,322,200,006.00		$1,272,160,944.09
Remaining Number of Receivables		60,691		59,598

Adjusted Pool Balance		$1,243,017,445.63		$1,196,358,649.96

III. COLLECTIONS

Principal:
Principal Collections						$48,551,054.21
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$723,402.20
Total Principal Collections						$49,274,456.41

Interest:
Interest Collections						$6,582,197.32
Late Fees & Other Charges						$76,956.52
Interest on Repurchase Principal						$-
Total Interest Collections						$6,659,153.84

Collection Account Interest						$173,914.23
Reserve Account Interest						$15,621.58
Servicer Advances						$-

Total Collections						$56,123,146.06

2024B Report	1 of 4

Hyundai Auto Receivables Trust 2024-B

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$56,123,146.06
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$56,123,146.06
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,101,833.34	$-	$1,101,833.34	1,101,833.34
Collection & Reserve Account Interest					$189,535.81
Late Fees & Other Charges					$76,956.52
Total due to Servicer					$1,368,325.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$1,318,628.11		$1,318,628.11
Class A-2-B Notes		$370,183.10		$370,183.10
Class A-3 Notes		$2,480,500.00		$2,480,500.00
Class A-4 Notes		$323,623.50		$323,623.50

Total Class A interest:		$4,492,934.71		$4,492,934.71	4,492,934.71

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$136,206.00		$136,206.00	136,206.00

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$238,226.33		$238,226.33	238,226.33

Available Funds Remaining:					$49,887,453.35

7. Regular Principal Distribution Amount:					46,658,795.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$35,347,572.48
Class A-2-B Notes				$11,311,223.19
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$46,658,795.67		$46,658,795.67
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$46,658,795.67		$46,658,795.67

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,228,657.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$79,182,560.37
Beginning Period Amount					$79,182,560.37
Current Period Amortization					$3,380,266.24
Ending Period Required Amount					$75,802,294.13
Ending Period Amount					$75,802,294.13
Next Distribution Date Required Amount					$72,495,677.02

2024B Report	2 of 4

Hyundai Auto Receivables Trust 2024-B

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$4,503,607.06
Beginning Period Amount					$4,503,607.06
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$4,503,607.06
Ending Period Amount					$4,503,607.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$54,043,284.77	$54,043,284.77	$54,043,284.77
Overcollateralization as a % of Original Adjusted Pool			3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			4.35%	4.52%	4.52%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.73%	58,842	98.43%	$1,252,138,224.89
30 - 60 Days		1.00%	595	1.26%	$16,047,101.45
61 - 90 Days		0.21%	126	0.25%	$3,193,657.47
91-120 Days		0.06%	34	0.06%	$756,128.50
121 + Days		0.00%	1	0.00%	$25,831.78
Total			59,598		$1,272,160,944.09

Delinquent Receivables 30+ Days Past Due
Current Period		1.27%	756	1.57%	$20,022,719.20
1st Preceding Collection Period		1.20%	727	1.47%	$19,440,364.08
2nd Preceding Collection Period		1.17%	723	1.43%	$19,729,988.85
3rd Preceding Collection Period		1.15%	723	1.39%	$19,829,420.83
Four-Month Average		1.20%		1.47%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.31%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			45		$1,451,333.64
Repossession Inventory			96		$2,875,632.94

Current Charge-Offs
Gross Principal of Charge-Offs					$1,488,007.70
Recoveries					$(723,402.20)
Net Loss					$764,605.50

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.69%

Average Pool Balance for Current Period					$1,297,180,475.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.71%
1st Preceding Collection Period					0.43%
2nd Preceding Collection Period					0.34%
3rd Preceding Collection Period					0.10%
Four-Month Average					0.39%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			65	676	$15,995,400.16
Recoveries			53	473	$(6,480,802.71)
Net Loss					$9,514,597.45
Cumulative Net Loss as a % of Initial Pool Balance					0.49%

Net Loss for Receivables that have experienced a Net Loss *			50	607	$9,514,603.18
Average Net Loss for Receivables that have experienced a Net Loss					$15,674.80

Principal Balance of Extensions					$6,543,541.63
Number of Extensions					237

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2024B Report	3 of 4

Hyundai Auto Receivables Trust 2024-B

Collection Period	June 2025
Distribution Date	07/15/25
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

2024B Report	4 of 4